Financial investments	12 Months Ended
Dec. 31, 2023
Financial investments
Financial investments

9. Financial investments

Investment in Dragonfly Ventures Ⅱ Feeder, L.P. and IOSG Fund II LP were both made in the year 2021 in the form of limited partnership at RMB63,726,000 and RMB19,117,800, respectively. Given the fact that the Group does have influence on those VC funds, the equity method of accounting was used. Given that there is generally a time lag of one quarter for the VC funds to provide the most recent financial statements, the Group used the VC funds’ financial statements as of September 30, 2022 and 2023 to process the equity method under ASC 323 for the year end December 31, 2022 and 2023, respectively. As of December 31, 2022 and 2023, there were no differences between the amount at which these VC funds were carried and the amount of the underlying equities in net assets.

VC funds measured at equity method

The table below summarizes the carrying value of investments in VC funds measured at equity method in the form of partnership measured at equity method as of December 31, 2022 and 2023:

		As of
		December 31,	As of December 31,
	Ownership	2022	2023	2023
	%	RMB	RMB	US$

Investment in Dragonfly Ventures Ⅱ Feeder, L.P.	5.73%	94,890,623	78,586,955	11,068,741
Investment in IOSG Fund II LP	3.00%	26,075,024	24,803,120	3,493,446
Total		120,965,647	103,390,075	14,562,187

The table below summarizes the combined financial information for the VC funds as above as of the nine months ended September 30, 2022 and 2023:

	As of September 30,	As of September 30,
	2022	2023	2023
	RMB	RMB	US$
Assets:
Cash and cash equivalents	357,201,450	207,486,569	29,223,872
Investments	2,128,097,512	1,956,499,315	275,567,165
Other current or non-current assets	3,875,916	4,315,717	607,856
Total assets	2,489,174,878	2,168,301,601	305,398,893
Liabilities:
Payable and accruals	1,701,215	2,001,575	281,916
Investment payable	2,461,245	—	—
Total liabilities	4,162,460	2,001,575	281,916

	Nine months ended
	September 30,	Nine months ended September 30,
	2022	2023	2023
	RMB	RMB	US$
Net investment income	24,930,729	(24,856,047)	(3,500,901)
Net realized gain on investments	84,080,855	14,582,478	2,053,899
Net unrealized gain (loss) on investments	(1,520,805,915)	(50,420,352)	(7,101,558)
Net income (loss)	(1,162,642,437)	(40,043,826)	(5,640,055)

VC funds measured at cost minus impairment

During the year ended December 31, 2022 and 2023, the Group invested in two VC funds, in the form of partnership and zero coupon convertible note. These VC funds were measured at cost minus impairment because readily determinable fair value is not available. Other than impairment, there was no any upward adjustment, redemption nor disposal of investment of the VC funds. And the Group did not become aware of any observable price changes accounted for.

The table below summarizes investments measured at cost minus impairment, plus or minus observable price changes from orderly transactions of identical or similar investments of the same issuer as of December 31, 2022 and 2023:

	As of December 31,	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Opening balance	—	60,940,250	8,583,255
Contribution	69,646,000	18,747,966	2,640,596
Impairment	(8,874,750)	—	—
Exchange differences	169,000	1,173,660	165,307
Ending Balance	60,940,250	80,861,876	11,389,158

VC funds measured at fair value

During the year ended December 31, 2022, the Group invested in one VC fund in the form of partnership. The investment was measured at fair value. During the year ended December 31, 2023, the Group entered into a withdrawal letter to withdraw all of its limited partnership interest from the VC fund and, subsequently, entered into a switch request agreement to reinvest its net withdrawal proceeds to another VC fund in form of partnership. The transactions did not result in cash receipts or cash payments. During the year ended December 31, 2022 and 2023, the Group recognised fair value with respect to RMB9,525,822 of adverse change and RMB6,497,518 (US$915,156) of favorable change respectively as “Income (loss) from financial investments” in consolidated statements of comprehensive income.

The table below summarizes investments in VC funds in the form of partnership measured at fair value as of December 31, 2022 and 2023:

	As of December 31,	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Opening balance	—	10,713,953	1,509,029
Contribution	20,893,800	—	—
Switch in	—	13,968,313	1,967,396
Switch out	—	(14,342,134)	(2,020,047)
Fair value adjustment	(9,525,822)	6,497,518	915,156
Exchange differences	(654,025)	389,979	54,927
Ending Balance	10,713,953	17,227,629	2,426,461

financial investments accounted under AFS model

During the year ended December 31, 2023, the Group invested RMB55,401,446 (US$7,803,130) of U.S. Treasury bill with original maturities over three months, and RMB350,000,000 (US$49,296,469) of wealth management products which is no fixed term and redeemable on demand and in which other than insignificant risk of underlying assets was incorporated, consigned by banks. Given its intention and abilities, the Group accounts these investments under available-for-sale model. The Group measure wealth management product in accordance with statements provided by the bank due to lack of quoted prices on an active market. As of December 31, 2023, no allowance for credit losses was recognized for the investments in wealth management products since fair value is greater than amortized cost. As of December 31, 2023, no allowance for credit losses was recognized for the investments in US Treasury securities since the quoted price of US Treasury securities does not show a downward trend subsequently till the date of the most recent statement of financial position. Also, the unrealized loss recognized for US Treasury securities was immaterial and, thus, the Group decided not to record in profit or loss.

The Group recognized realized gains of US Treasury securities as “Interest income (expenses), net” in consolidated statements of comprehensive income and, for the investments accounted under AFS, recognized unrealized gains or losses as “Income from financial investments” in other comprehensive income.

The table below summarizes investments measured under available-for-sale model as of December 31, 2023:

	Fair value		Total unrealized gains	Total	Fair value	Amortized cost
	As of December 31,	Additions	(losses) accumulated in	realized	As of December 31,	As of December 31,
	2022	during the year	other comprehensive income	gains	2023	2023
	RMB	RMB	RMB	RMB	RMB	RMB
US Treasury securities with original maturities over three months	—	55,401,446	(62,795)	842,431	56,181,082	56,243,877
Wealth management products with no fixed term	—	350,000,000	537,587	—	350,537,587	350,000,000
Total	—	405,401,446	474,792	842,431	406,718,669	406,243,877

			Total unrealized
	Fair value		gains (losses) accumulated		Fair value	Amortized cost
	As of December 31,	Additions	in other comprehensive	Total realized	As of December 31,	As of December 31,
	2022	during the year	income	gains	2023	2023
	US$	US$	US$	US$	US$	US$
US Treasury securities with original maturities over three months	—	7,803,130	(8,844)	118,654	7,912,940	7,921,784
Wealth management products with no fixed term	—	49,296,469	75,718	—	49,372,187	49,296,469
Total	—	57,099,599	66,874	118,654	57,285,127	57,218,253